NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
NOTES PAYABLE
Schedule of current and long term notes payable

Notes and loans payable	March 31, 2014	December 31, 2013

Short Term
Maryland TEDCO Note	$24,000	$24,000
Note Payable (net of $0 and $1,155 discount, resepectively)	—	148,845
Total	$24,000	$172,845
Long Term
Maryland TEDCO Note	$69,800	$79,800
Total	$69,800	$79,800

Notes and loans payable	December 31, 2013	December 31, 2012

Short Term
Maryland TEDCO	$24,000	$24,000
Notes Payable (net of $1,155 discount)	148,845	—
AudioEye Acquisition Corp Notes	—	1,017,700
CMGO Investors, LLC	—	425,000
Total	$172,845	$1,466,700
Long Term
Maryland TEDCO	$79,800	$97,800
Total	$79,800	$97,800